Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Significant Accounting Policies [Line Items]
Cash	$ 32,797		$ 51,431	$ 670,352
Federal depository insurance coverage	250,000		250,000
Interest income	299,353	$ 694,056	2,230,500	609,787
Offering costs incurred	1,600,914		1,600,914
Shareholders equity				45,930,000,000
Public Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity	1,554,984		1,554,984
Public Rights and Private Units [Member]
Significant Accounting Policies [Line Items]
Shareholders equity	$ 45,930		$ 45,930
Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity				$ (1,554,984)
Temporary equity (in Shares)	2,930,233		2,930,233	5,750,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Temporary equity (in Shares)	5,750,000		5,750,000